Post-Retirement and Other Long-Term Employees Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Components of the net periodic benefit cost
Service cost	$ 34	$ 25	$ 22
Interest cost	33	26	25
Expected return on plan assets	(20)	(18)	(16)
Amortization of actuarial loss (gain)	6	4	6
Amortization of prior service cost	1	1	2
Effect of settlement	(1)	5	2
Effect of curtailment		(2)	(2)
Net periodic benefit cost	53	41	39
Other Long-Term Benefits [Member]
Components of the net periodic benefit cost
Service cost	8	8	4
Interest cost	3	2	2
Amortization of actuarial loss (gain)	(5)	3	(1)
Amortization of prior service cost		1
Effect of curtailment		(1)
Net periodic benefit cost	$ 6	$ 13	$ 5